Interest Income and Expense	12 Months Ended
Oct. 31, 2019
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Interest Income and Expense
32	Interest Income and Expense

For the year ended October 31 ($ millions)	2019			2018
	Interest income		Interest expense	Interest income		Interest expense
Measured at amortized cost (1)	$30,996		$15,575	$26,649		$11,757
Measured at FVOCI (1)	1,440		–	1,205		–
	32,436		15,575	27,854		11,757
Other	348	(2)	32	213	(2)	119
Total	$32,784		$15,607	$28,067		$11,876

(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities designated at FVOCI.